DERIVATIVE LIABILITIES (Detail) (USD $)	3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Debt Instrument, Unamortized Discount			$ 0	$ 20,568	$ 0
Convertible Debt	181,097					181,097
Debt Instrument, Convertible, Beneficial Conversion Feature	0	175,000	321,002	70,568	177,974	0
Debt Instrument, Face Amount			25,000		25,000
Derivative Liabilities, Current	671,791		496,827	0	496,827	671,791
Stock issued during period, exercise of warrants (in Shares)			500,000
Other Significant Noncash Transaction, Value of Consideration Given	43,713		159,789		136,207	179,920
Increase (Decrease) in Derivative Liabilities	199,145
Settlement of Derivative Liability	86,275		49,795		49,795	136,070
Derivative, Gain (Loss) on Derivative, Net	(217,526)	0	(386,833)	0	(386,833)	(604,359)
Tainted Instrument [Member]
Convertible Debt			375,000		375,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)			20,050,000		20,050,000
Debt Instrument, Convertible, Beneficial Conversion Feature			83,358
All Convertible Debt [Member]
Derivative Liabilities, Current			291,208		291,208
Derivative Liability for Warrants [Member]
Derivative Liabilities, Current			205,689		205,689
Conversion Features - Embedded Derivatives and Tainted Equity [Member]
Derivative Liabilities, Current	323,632					323,632
Convertible Note on July 11, 2012 ($100,000) [Member]
Proceeds from Notes Payable			100,000
Notes Payable			110,000		110,000
Debt Instrument, Convertible, Terms of Conversion Feature			lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion
Debt Instrument, Unamortized Discount			98,366		98,366
Convertible Notes Issued, Remainder 2012 [Member]
Debt Instrument, Unamortized Discount			48,272		48,272
Debt Instrument, Face Amount			$ 273,000		$ 273,000